GOLDMAN SACHS TRUST

Goldman Sachs Select Satellite Funds

Class A, Class C, Institutional, Class IR and Class R Shares of the

Goldman Sachs Absolute Return Tracker Fund

Goldman Sachs Dynamic Allocation Fund

(the “Funds”)

Supplement dated October 28, 2013 to the

Prospectus dated April 30, 2013 (the “Prospectus”)

At a meeting held on October 17, 2013, the Board of Trustees of Goldman Sachs Trust authorized the Absolute Return Tracker Fund (“ART Fund”) to invest in a wholly-owned subsidiary, through which the ART Fund will seek to gain exposure to the commodities markets. The wholly-owned subsidiary, which is organized under the laws of the Cayman Islands, will be advised by Goldman Sachs Asset Management, L.P., the Funds’ investment adviser (the “Investment Adviser”).

In addition, the Investment Adviser is making certain enhancements to the Dynamic Allocation Fund’s investment strategies, consistent with its investment objective and overall investment approach, as described below.

Effective immediately, the Funds’ Prospectus is revised as follows. To facilitate your review, certain sections of the ART Fund’s Prospectus have been supplemented and restated to incorporate information about the Fund’s investments in the wholly-owned subsidiary.

The following table replaces the “Annual Fund Operating Expenses” table under the “Goldman Sachs Absolute Return Tracker Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

	Class A	Class C	Institutional	Class IR	Class R
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	1.11%	1.11%	1.11%	1.11%	1.11%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None	None	0.50%
Other Expenses	0.24%	0.24%	0.09%	0.24%	0.24%
Acquired Fund Fees and Expenses[2]	0.10%	0.10%	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses[3]	1.70%	2.45%	1.30%	1.45%	1.95%
Expense Limitation[4]	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)
Total Annual Fund Operating Expenses After Expense Limitation[3]	1.56%	2.31%	1.16%	1.31%	1.81%

[2]	Acquired Fund Fees and Expenses reflect the expenses (including the management fee) borne by the Fund as the sole shareholder of the ART Subsidiary (as defined below) and other investment companies in which the Fund invests.
[3]	The “Total Annual Fund Operating Expenses” of the Fund have been restated to reflect current fees.
[4]
The Investment Adviser has agreed to: (i) waive a portion of the management fee in an amount equal to the management fee paid to the Investment Adviser by the ART Subsidiary at an annual rate of 1.00% of the ART Subsidiary’s average daily net assets, and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, dividend and interest expenses on short sales, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.014% of the Fund’s average daily net assets. The management fee waiver arrangement may not be discontinued by the Investment Adviser as long as its contract with the ART Subsidiary is in place. The expense limitation arrangement will remain in effect through at least April 30, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. The Fund’s “Other Expenses” may be further reduced by any custody and transfer agency fee credits received by the Fund.

The “Goldman Sachs Absolute Return Tracker Fund—Summary—Expense Example” section of the Prospectus is replaced with the following:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$700	$1,043	$1,410	$2,437
Class C Shares
– Assuming complete redemption at end of period	$334	$750	$1,293	$2,776
– Assuming no redemption	$234	$750	$1,293	$2,776
Institutional Shares	$118	$398	$699	$1,555
Class IR Shares	$133	$445	$779	$1,723
Class R Shares	$184	$599	$1,039	$2,264

The “Goldman Sachs Absolute Return Tracker Fund—Summary—Principal Strategy” section of the Prospectus is replaced with the following:

The Fund’s Investment Adviser believes that hedge funds derive a large portion of their returns from exposure to sources of market risk (“Market Exposures”). In seeking to meet its investment objective, the Fund uses a quantitative methodology in combination with a qualitative overlay to seek to identify the Market Exposures that approximate the return and risk patterns of specific hedge fund sub-strategies. The hedge fund sub-strategies whose returns the Fund seeks to approximate include, but are not limited to, Equity Long Short, Event Driven, Relative Value, and Macro sub-strategies (each a “Hedge Fund Sub-Strategy”). The Fund’s quantitative methodology seeks to allocate the Fund’s exposure to each Hedge Fund Sub-Strategy such that the Fund’s investment results approximate the return and risk patterns of a diversified universe of hedge funds. The Fund may seek to establish long and/or short positions in a multitude of Market Exposures, including but not limited to:

■	U.S. and non-U.S. (including emerging market) equity indices;
■	U.S. and non-U.S. (including emerging market) fixed income indices;
■	Credit indices;
■	Interest rates;
■	Commodity indices;
■	Foreign currency exchange rates;
■	Baskets of top positions held by hedge funds;
■	Volatility; and
■	Market momentum/trends.

The Fund invests in instruments that the Investment Adviser believes will assist the Fund in gaining exposure to the Market Exposures. The instruments in which the Fund may invest include, but are not limited to:

■	Equity securities;
■	Futures (including equity index futures, interest rate futures, and bond futures);
■	Swaps (including total return swaps and credit default swaps on indices);
■	Options (including listed equity index put options);
■	Structured notes (including commodity-linked notes);
■	Exchange-traded funds (“ETFs”);
■	Forward contracts (including currency forward contracts on developed and emerging markets currencies);
■	Wholly-owned subsidiary;
■	U.S. government securities, including agency debentures, and other high quality debt securities; and
■	Cash equivalents.

The Fund seeks to gain exposure to the commodities markets by investing in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands (the “ART Subsidiary”). The ART Subsidiary is advised by the Investment Adviser and seeks to gain commodities exposure. The Fund may invest up to 25% of its total assets in the ART Subsidiary. The ART Subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments (which may include total return swaps on commodity indexes, sub-indexes and single commodities, as well as commodity (U.S. or foreign) futures, commodity options and commodity-linked notes). Commodity-linked swaps are derivative instruments whereby the cash flows agreed upon between counterparties are dependent upon the price of the underlying commodity or commodity index over the life of the swap. The value of the swap will rise and fall in response to changes in the underlying commodity or commodity index. Commodity-linked swaps expose the ART Subsidiary and the Fund economically to movements in commodity prices. Neither the Fund nor the ART Subsidiary invests directly in physical commodities. The ART Subsidiary will also invest in other instruments, including fixed income securities, either as investments or to serve as margin or collateral for its swap positions, and foreign currency transactions (including forward contracts).

The Fund may from time to time hold foreign currencies. Additionally, as a result of the Fund’s use of derivatives, the Fund may also hold significant amounts of U.S. Treasury or short-term investments, including money market funds, repurchase agreements, cash and time deposits.

The weighting of a Market Exposure within the Fund may be positive or negative. A negative weighting will result from establishing a short position with respect to a Market Exposure. As a result of the Fund’s negative weightings in various Market Exposures from time to time, the Fund’s net asset value (“NAV”) per share may decline during certain periods, even if the value of any or all of the Market Exposures increases during that time. Additionally, the sum of the Fund’s target weightings to each Market Exposure may not equal 100%.

The Investment Adviser may, in its discretion, make changes to the quantitative methodology used by the Fund, and the Fund may use other proprietary methodologies based on the Investment Adviser’s proprietary research.

The Fund does not invest in hedge funds.

The following risks are added under the “Goldman Sachs Absolute Return Tracker Fund—Summary—Principal Risks of the Fund” section of the Prospectus:

Subsidiary Risk.  The ART Subsidiary is not registered under the Investment Company Act and is not subject to all the investor protections of the Investment Company Act. The Fund relies on a private letter ruling from the Internal Revenue Service (the “IRS”) with respect to the investment in the ART Subsidiary. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the ART Subsidiary to operate as described in this Prospectus and the SAI and could adversely affect the Fund.

Swaps Risk.  In a standard “swap” transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the “notional amount” of predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty’s defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps may also be considered illiquid. It may not be possible for the Fund or the ART Subsidiary to liquidate a swap position at an advantageous time or price, which may result in significant losses.

The following risks replace “Commodity Sector Risk” and “Tax Risk” under the “Goldman Sachs Absolute Return Tracker Fund—Summary—Principal Risks of the Fund” section of the Prospectus:

Commodity Sector Risk.  Exposure to the commodities markets may subject the Fund to greater volatility than investments in more traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked investments in which the ART Subsidiary enters into may involve counterparties in the financial services sector, and events affecting the financial services sector may cause the ART Subsidiary’s, and therefore the Fund’s, share value to fluctuate.

Tax Risk.  Based on tax rulings from the IRS, the Fund seeks to gain exposure to the commodity markets through investments in the ART Subsidiary. The tax treatment of the Fund’s investments in the ART Subsidiary may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), or otherwise affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund.

The second, third (and accompanying bullet points) and fourth paragraphs of the “Goldman Sachs Dynamic Allocation Fund—Summary—Principal Strategy” section of the Prospectus are replaced with the following:

The Fund seeks to achieve its investment objective by investing primarily in exchange-traded funds (“ETFs”), stocks, futures, swaps, structured notes and other derivatives that provide exposure to a broad spectrum of asset classes, including but not limited to equities (both in US and non-US companies), fixed income (US and non-US, investment grade and high yield) and commodities. Goldman Sachs Asset Management, L.P. (“GSAM” or the “Investment Adviser”) manages the Fund dynamically by changing the Fund’s allocations to these asset classes based on the Investment Adviser’s tactical views and in response to changing market conditions.

The Investment Adviser’s Quantitative Investment Strategies Group (“QIS Group”) uses a disciplined, rigorous and quantitative approach, in combination with a qualitative overlay, in allocating to, and within, the asset classes in which the Fund invests.

■	The Fund’s tactical allocation models use financial, economic and other factors that seek to capture the expected return and expected volatility of global asset classes across markets. In allocating to each of the Fund’s asset classes—including, but not limited to, equities, fixed income, and commodities—the Investment Adviser may consider the expected volatility of the Fund’s overall portfolio and the risk and return contribution of each asset class. The asset classes used by the Fund’s tactical allocation models may vary. Moreover, not all of the Fund’s asset classes may contribute to expected portfolio volatility at a given time, due to market opportunities, compliance with regulatory constraints, changes in the Fund’s investment process, or other factors.

■	Within a given asset class, the QIS Group will consider a number of factors in selecting individual securities and investment types, including: cost, trading volume and efficiency and regulatory considerations. In certain asset classes, the Investment Adviser may also consider financial, economic and other factors in selecting securities (e.g., individual stocks), and will select securities that it believes will generate greater capital appreciation relative to a passive investment in the relevant asset class. The Investment Adviser will also seek passive exposure to certain asset classes.

■	Additionally, as a measure against inflation, the Fund will typically allocate some portion of its assets to commodity linked instruments and Treasury Inflation Protected Securities (“TIPS”), asset classes that are intended to provide (and have historically provided) higher returns during inflationary periods.

■	As a result of the Fund’s use of derivatives, the Fund may also hold significant amounts of U.S. Treasury or short-term investments, including money market funds.

■	On a regular basis (typically monthly), the Investment Adviser will assess the risk contribution of each asset class and rebalance accordingly.

The Investment Adviser will tactically shift the Fund’s portfolio weightings among, and within, the different asset classes both to take advantage of changing market opportunities for greater capital appreciation and in response to changing market risk conditions. At any given time, the Fund will establish overweight positions in those asset classes (or individual investments) that the Investment Adviser believes will outperform relative to other asset classes (or individual investments) and hold underweight positions in those asset classes (or individual investments) that the Investment Adviser believes will underperform on a relative basis. Additionally, the Investment Adviser may adjust the Fund’s asset class allocation based on the information provided by its Market Sentiment Indicator (the “Indicator”). The Indicator is a proprietary composite of various measures of financial disruption, such as the volatility of the S&P 500 Index and credit spreads. Credit spreads measure the difference in the yield of higher yielding bond sectors relative to Treasury bonds. When those spreads widen, this can indicate higher levels of uncertainty or distress in financial markets. When the Indicator signals high market distress, the Investment Adviser may allocate more of the Fund’s assets to cash or other less risky assets. There is no guarantee that the Investment Adviser’s asset allocation model or Indicator will be successful predictors of future market activity.

The following is added to “Goldman Sachs Dynamic Allocation Fund—Summary—Principal Risks of the Fund” section of the Prospectus:

Investment Style Risk. Different investment styles (e.g., “growth,” “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.